Document And Entity Information	Mar. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	R F INDUSTRIES LTD
Document, Type	8-K
Document, Period End Date	Mar. 15, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-13301
Entity, Tax Identification Number	88-0168936
Entity, Address, Address Line One	7610 Miramar Road
Entity, Address, Address Line Two	Bldg. 6000
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92126-4202
City Area Code	858
Local Phone Number	549-6340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RFIL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000740664